Commitments and Contingencies - Narrative (Details) $ in Millions						12 Months Ended
	Jan. 04, 2021 CAD ($)	Oct. 13, 2020 CAD ($)	Sep. 13, 2020 CAD ($)	Sep. 08, 2020 USD ($)	Jun. 15, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Disclosure of contingent liabilities [line items]
Impairment of deposits						$ 15,129,000	$ 0
Aurora Sun Facility
Disclosure of contingent liabilities [line items]
Onerous contracts provision						2,100,000	0
Impairment of deposits						10,300,000
Legal proceedings contingent liability, class action A
Disclosure of contingent liabilities [line items]
Legal proceedings provision						0	0
Legal proceedings contingent liability, class action B
Disclosure of contingent liabilities [line items]
Legal proceedings provision						0
Claim of breach of obligations under term sheet
Disclosure of contingent liabilities [line items]
Legal proceedings provision						0	0
Damages sought					$ 18,000,000.0
Claim regarding performance of supply agreement and damages for breach of contract
Disclosure of contingent liabilities [line items]
Losses on litigation settlements						1,300,000
Legal proceedings contingent liability, class action C
Disclosure of contingent liabilities [line items]
Legal proceedings provision						0	0
Legal proceedings contingent liability, class action D
Disclosure of contingent liabilities [line items]
Legal proceedings provision						0	0
Legal proceedings contingent liability, unpaid rent
Disclosure of contingent liabilities [line items]
Legal proceedings provision						$ 0	$ 0
Damages sought	$ 8,900,000
Legal proceedings contingent liability, unpaid rent, rent in arrears and costs
Disclosure of contingent liabilities [line items]
Damages sought	400,000
Legal proceedings contingent liability, unpaid rent, loss of remaining rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8,500,000
Legal proceedings contingent liability, break fee due
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			$ 3,000,000.0
Payments for legal settlement		$ 3,000,000.0
Mutual termination of UFC partnership
Disclosure of contingent liabilities [line items]
Expected payments to terminate contractual capital commitments				$ 40.2